SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Notes to Financial Statements
NOTE 14. SUBSEQUENT EVENTS

On April 7, 2017, the Company issued a three year Unit Purchase Option Agreement to a consultant for the purchase 38,000 units at a purchase price of $9.00 cents per unit. Each unit consists of one share of common stock and a warrant to purchase one share of common stock at an exercise price of $9.00 cents per share which expires three years after exercise of the Unit Purchase Option Agreement. The consultant will provide the Company with business development and financing assistance.

In April 2017, the Company issued a $650,000 demand note to its Chairman under the same terms as the notes issued during the six months ended March 31, 2017.

The Company issued demand promissory notes in favor of Leonard Mazur, its Executive Chairman, during 2016 and through April 2017 in the aggregate principal amount of $2,500,000 (collectively, the “Notes”). In May 2017, the Company entered into a conversion agreement (the "Conversion Agreement") with Mr. Mazur, pursuant to which the Company and Mr. Mazur consolidated the Notes and converted them into a convertible promissory note (the “A&R Note”). The A&R Note matures on June 30, 2018. The A&R Note is convertible into shares of the Company’s common stock, at the sole discretion of Mr. Mazur, at a conversion price equal to 75% of the price of the shares of the Company’s common stock sold in the Company’s securities offering pursuant to the S-1 registration statement filed with the U.S. Securities and Exchange Commission (the “Securities Offering”) of which this prospectus forms a part.

In the third quarter the Company completed a bridge financing pursuant to which it issued an unsecured future advance convertible promissory note in the principal amount of up to $1,500,000 (the “Bridge Note”) to Mr. Mazur. The Company may draw on the Bridge Note as needed up to the $1,500,000 principal amount. Mr. Mazur has extended advances to the Company totaling $240,000 under this Bridge Note. The Bridge Note is due and payable on December 31, 2017. It bears interest at the rate of the Wall Street Journal prime rate plus one percent per year, compounded annually, and is convertible into shares of the Company’s common stock at a conversion price equal to 75% of the price per share paid by investors in the Securities Offering. In addition, in the event the Company enters into a debt financing with a third party on terms better than those of the Bridge Note while the Bridge Note remains outstanding, the Company will notify Mr. Mazur of such terms and he may elect, in his sole discretion, to amend his Bridge Note to incorporate such terms. In addition, the Company has engaged Paulson Investment Company, LLC to secure additional debt financing.

On May 12, 2017, the Company filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission to register up to approximately $18 million of securities, the proceeds of which will be used towards the research and development of our products and product candidates, and the remainder for capital expenditures, working capital and other general corporate purposes. No assurance can be given that such offering will be consummated, or if consummated, will raise the maximum amount contemplated thereunder. The Company may not sell securities pursuant to the registration statement until it is declared effective.

The Company issued demand promissory notes in favor of Leonard Mazur, Chairman of the Board, on October 20, 2016 in the principal amount of $500,000, on December 9, 2016 in the principal amount of $50,000 and on December 14, 2016 in the principal amount of $100,000 (collectively, the “Notes”). The Notes mature on the earlier of December 31, 2017 or demand by the lender. And accrue interest at the prime rate plus 1%. The Board of Directors has authorized additional revolving demand promissory notes with Leonard Mazur on substantially similar terms in an aggregate principal amount of up to $2,500,000, of which $1,150,000 is outstanding at December 15, 2016.

In October 2016, the Company commenced an offering (the “2016 Offering”) of up to 1,000,000 units (the “2016 Offering Units”), each 2016 Offering Unit consists of (i) one share of common stock and (ii) a warrant to purchase one share of common stock (the “2016 Offering Warrants”) for gross proceeds of up to $6,000,000 with an over-subscription allotment of up to $2,000,000. Each 2016 Offering Unit will be sold at a negotiated price of $6.00. Each 2016 Offering Warrant shall have an exercise price of $8.25 (the “Exercise Price”). Each 2016 Offering Warrant is exercisable for a period of five years from the date of issuance. The Placement Agent will receive a 10% cash commission on the gross proceeds of each sale of the 2016 Offering Units. In addition, on each closing the Placement Agent will also receive (i) an expense allowance equal to 3% of the proceeds of the sale, and (ii) warrants to purchase a number of shares of common stock equal to 10% of the 2016 Offering Units sold at an exercise price of $8.25 per share.

On November 23, 2016, the Company sold 65,000 2016 Offering Units for gross proceeds of $390,000. Additionally, a warrant to purchase 6,500 shares of common stock was granted to the Placement Agent pursuant to the above pricing terms.